OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

(in thousands of $)	As of June 30, 2023	As of December 31, 2022
Capitalized fulfillment costs	3,743	4,894
Agent receivables	1,811	2,207
Advances	712	2,023
Claims receivables	6,998	5,967
Bunker receivables on time charter-out contracts	18,441	28,555
Other receivables	8,418	10,784
Other current assets	248	—
Total other current assets	40,371	54,430